Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Insurance premium receivables	¥ 1,974	¥ 2,329
Short-term borrowings	31,540	36,880
Accounts payable	227,532	124,441
Insurance premium payables	187,219	125,587
Other payables and accrued expenses	31,153	30,211
Payroll and welfare payable	63,919	43,993
Income taxes payable	2,440	206
Amounts due to related parties | ¥		465
Long-term borrowings	53,860	0
Deferred tax liabilities	¥ 605	530
Other non-current liabilities | ¥		¥ 518
Common shares authorized	0	4,549,953,780
Common shares issued	0	483,310,373
Common shares outstanding	0	483,310,373
Operating lease liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB nil and RMB 252,106 thousand as of December 31, 2019 and December 31, 2020, respectively)	¥ 252,106
Treasury Stock, Shares	896,180	0
Variable Interest Entity [Member]
Restricted cash | ¥	¥ 217,950	¥ 161,186
Insurance premium receivables | ¥	1,974	2,329
Short-term borrowings | ¥	31,540	36,880
Accounts payable | ¥	227,532	124,441
Insurance premium payables | ¥	187,219	125,587
Other payables and accrued expenses | ¥	39,421	37,678
Payroll and welfare payable | ¥	52,564	43,831
Payroll and welfare payable | ¥	0	0
Income taxes payable | ¥	2,440	206
Amounts due to related parties | ¥	12,763	0
Long-term borrowings | ¥	53,860	0
Deferred tax liabilities | ¥	605	530
Other non-current liabilities | ¥	0	518
Operating lease liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB nil and RMB 252,106 thousand as of December 31, 2019 and December 31, 2020, respectively) | ¥	¥ 252,106	¥ 0
Series A redeemable preferred shares [Member]
Redeemable preferred shares authorized	0	204,022,000
Redeemable preferred shares issued	0	204,022,000
Redeemable preferred shares outstanding	0	204,022,000
Series B redeemable preferred shares [Member]
Redeemable preferred shares authorized	0	185,512,580
Redeemable preferred shares issued	0	185,512,580
Redeemable preferred shares outstanding	0	185,512,580
Series B+ redeemable preferred shares [Member]
Redeemable preferred shares authorized	0	43,937,180
Redeemable preferred shares issued	0	43,937,180
Redeemable preferred shares outstanding	0	43,937,180
Series B++ redeemable preferred shares [Member]
Redeemable preferred shares authorized	0	16,574,460
Redeemable preferred shares issued	0	16,574,460
Redeemable preferred shares outstanding	0	16,574,460
Common Class A [Member]
Common shares authorized	7,000,000,000	0
Common shares issued	894,456,046	0
Common shares outstanding	888,506,366	0
Common Class B [Member]
Common shares authorized	800,000,000	0
Common shares issued	150,591,207	0
Common shares outstanding	150,591,207	0